SCHEDULE OF EQUITY INVESTMENT (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (4,509)	$ (787)	$ (5,702)	$ (1,556)		$ (5,193)	$ (6,522)
Current assets	5,016		5,016		$ 5,466	3,404	5,466
Current liabilities	1,060		1,060		779	892	779
Stakeholders deficit	$ 5,765		$ 5,765		6,480	4,749	6,480
Plantify Foods Inc [Member]
Revenue					455	353
Gross loss					(73)	(170)
Net loss					(1,839)	(3,399)
Current assets					551	683	551
Noncurrent assets					1,766	41	1,766
Current liabilities					2,187	1,724	2,187
Stakeholders deficit					$ (643)	$ (1,698)	$ (643)